Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Credit losses on unfunded commitments	$ 22,044	$ 23,744	$ 15,588	$ 16,903
Unfunded Loan Commitment
Other Commitments [Line Items]
Credit losses on unfunded commitments	$ 900	$ 900
Minimum
Other Commitments [Line Items]
Remaining term of conditional commitment	1 month
Maximum
Other Commitments [Line Items]
Remaining term of conditional commitment	5 years